                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Sectoral Asset Management Inc.
                 --------------------------------
   Address:      1000 Sherbrooke West, Suite 2120
                 --------------------------------
                 Montreal, QC H3A 3G4 Canada
                 --------------------------------

Form 13F File Number:    to be assigned
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jerome Pfund
         -------------------------------
Title:   Chief Executive Officer
         -------------------------------
Phone:   514-849-8777
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Jerome Pfund, Chief Executive Officer  Montreal, Quebec, Canada,   May 9, 2008
   -----------------------------------------  -------------------------  -------------
                  [Signature]                       [City, State]            [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
                                        --------------------

Form 13F Information Table Entry Total:                   66
                                        --------------------

Form 13F Information Table Value Total:          $ 2,680,219
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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                           FORM 13F INFORMATION TABLE

                                                                                    ITEM
       ITEM 1           ITEM 2    ITEM 3    ITEM 4          ITEM 5         ITEM 6     7                ITEM 8
--------------------   --------  ---------  -------  --------------------  -------  -----   ---------  ------  --------
                       TITLE OF             VALUE       SH/PRN  SH/  PUT/  INVSTMT  OTHER
NAME OF ISSUER         CLASS     CUSIP      (x1000)     AMOUNT  PRN  CALL  DISCRTN  MGRS   SOLE        SHARED  NONE
AFFYMAX INC            COMMON    00826A109    3,008    213,360  SH          SOLE               89,420     0     123,940
ALEXION PHARM INC      COMMON    15351109    99,916  1,684,920  SH          SOLE            1,575,240     0     109,680
ALIGN TECH INC         COMMON    16255101     3,596    323,630  SH          SOLE              143,369     0     180,261
ALKERMES INC           COMMON    01642T108    6,318    531,792  SH          SOLE              379,992     0     151,800
ALLERGAN INC           COMMON    18490102    17,086    303,000  SH          SOLE              286,000     0      17,000
ALNYLAM PHARMACUETCL   COMMON    02043Q107   23,888    979,008  SH          SOLE              920,171     0      58,837
AMGEN INC              COMMON    31162100   185,775  4,446,497  SH          SOLE            4,060,370     0     386,127
AMYLIN PHARM INC       COMMON    32346108    86,359  2,956,500  SH          SOLE            2,771,000     0     185,500
ARDEA BIOSCIENCES      COMMON    03969P107    1,413    108,702  SH          SOLE              108,702     0           0
ARRAY BIOPHARMA INC    COMMON    04269X105    1,501    214,146  SH          SOLE              214,146     0           0
ASTRAZENECA            SP ADR    46353108     2,587     68,090  SH          SOLE               68,090     0           0
BARR PHARMACEUTICALS   COMMON    68306109    12,184    252,200  SH          SOLE              252,200     0           0
BIOGEN IDEC INC        COMMON    09062X103  121,714  1,973,000  SH          SOLE            1,863,000     0     110,000
BRISTOL MYERS SQUIBB   COMMON    110122108    7,455    349,990  SH          SOLE              158,990     0     191,000
CARDIOME PHARMA CORP   COMMON    14159U202   33,614  4,001,699  SH          SOLE            3,643,891     0     357,808
CELGENE CORP           COMMON    151020104  209,835  3,423,648  SH          SOLE            3,127,108     0     296,540
CEPHALON INC           COMMON    156708109    9,917    153,990  SH          SOLE              151,200     0       2,790
COUGAR BIOTECH         COMMON    222083107    1,394     66,535  SH          SOLE               66,535     0           0
CUBIST PHARMACEUT      COMMON    229678107   40,402  2,193,354  SH          SOLE            2,067,354     0     126,000
CV THERAPEUTICS INC    COMMON    126667104   27,590  3,869,629  SH          SOLE            3,650,429     0     219,200
DECODE GENETICS INC    COMMON    243586104      355    232,222  SH          SOLE              232,222     0           0
DEXCOM INC             COMMON    252131107    4,592  1,109,079  SH          SOLE              771,579     0     337,500
DR REDDYS LABS LTD     ADR       256135203    5,908    408,000  SH          SOLE              408,000     0           0
DYNAVAX TECHNOLOGIS    COMMON    268158102    7,429  3,790,199  SH          SOLE            3,050,899     0     739,300
ELI LILLY & CO         COMMON    532457108    9,376    181,741  SH          SOLE               79,140     0     102,601
ENDO PHARM HLDGS INC   COMMON    29264F205   11,419    477,000  SH          SOLE              444,000     0      33,000
FOREST LABS INC        COMMON    345838106    9,042    226,000  SH          SOLE              226,000     0           0
GENENTECH INC          COMMON    368710406  129,742  1,598,200  SH          SOLE            1,495,200     0     103,000
GENZYME CORP           COMMON    372917104  205,757  2,760,362  SH          SOLE            2,501,306     0     259,056
GILEAD SCIENCES INC    COMMON    375558103  209,341  4,062,505  SH          SOLE            3,768,208     0     294,297
GIVEN IMAGING          ORD SHS   M52020100    3,659    216,754  SH          SOLE               98,794     0     117,960
HUMAN GENOME SCI       COMMON    444903108   29,360  4,984,669  SH          SOLE            4,696,559     0     288,110
ILLUMINA INC           COMMON    452327109  141,052  1,858,399  SH          SOLE            1,745,209     0     113,190
IMCLONE SYSTEMS INC    COMMON    45245W109  137,655  3,245,051  SH          SOLE            2,945,034     0     300,017
INTERMUNE INC          COMMON    45884X103   62,887  4,313,210  SH          SOLE            3,945,804     0     367,406
INVITROGEN CORP        COMMON    46185R100  106,530  1,246,400  SH          SOLE            1,167,000     0      79,400
ISIS PHARMACEUTICALS   COMMON    464330109   27,876  1,975,655  SH          SOLE            1,863,655     0     112,000
K V PHARMACEUTICAL     CL A      482740206    4,593    184,000  SH          SOLE              184,000     0           0
KERYX BIOPHARMACEUT    COMMON    492515101        2     60,000  SH   CALL   SOLE               60,000     0           0
LUMINEX CORP DEL       COMMON    55027E102   36,523  1,858,652  SH          SOLE            1,750,306     0     108,346
MEDAREX INC            COMMON    583916101   19,629  2,218,000  SH          SOLE            2,085,000     0     133,000
MEDICINES CO           COMMON    584688105   46,324  2,293,279  SH          SOLE            2,165,316     0     127,963
MEDTRONIC INC          COMMON    585055106    1,213     25,080  SH          SOLE                   80     0      25,000
MICROMET INC           COMMON    59509C105    1,116    637,626  SH          SOLE              637,626     0           0

MILLENNIUM PHARMA      COMMON    599902103   32,132  2,078,379  SH          SOLE            1,956,079     0     122,300
MOMENTA PHARMACEUTIC   COMMON    60877T100    3,662    335,000  SH          SOLE              335,000     0           0
MYLAN INC              COMMON    628530107    4,594    396,000  SH          SOLE              396,000     0           0
MYRIAD GENETICS INC    COMMON    62855J104  121,917  3,025,980  SH          SOLE            2,777,670     0     248,310
NEKTAR THERAPEUTICS    COMMON    640268108   16,670  2,402,000  SH          SOLE            2,297,000     0     105,000
NOVARTIS AG            SP ADR    66987V109    5,564    108,599  SH          SOLE              108,599     0           0
NOVO-NORDISK AS        ADR       670100205    1,018     14,700  SH          SOLE                    0     0      14,700
ONYX PHARMACEUTICALS   COMMON    683399109  103,336  3,559,641  SH          SOLE            3,273,741     0     285,900
PROGENICS PHARMACEUT   COMMON    743187106   28,577  4,376,194  SH          SOLE            3,748,264     0     627,930
SAVIENT PHARMA         COMMON    80517Q100   56,759  2,837,959  SH          SOLE            2,580,401     0     257,558
SCHERING PLOUGH CORP   COMMON    806605101    7,526    522,296  SH          SOLE              233,296     0     289,000
SEQUENOM INC           COMMON    817337405    1,853    285,000  SH          SOLE              285,000     0           0
SHIRE PLC              SP ADR    82481R106   16,385    282,700  SH          SOLE              266,000     0      16,700
ST JUDE MEDICAL INC    COMMON    790849103      777     18,000  SH          SOLE                    0     0      18,000
STRYKER CORP           COMMON    863667101    4,576     70,340  SH          SOLE               23,340     0      47,000
TEVA PHARMACEUTICAL    ADR       881624209   17,807    385,512  SH          SOLE              364,512     0      21,000
UNITED THERAPEUTICS    COMMON    91307C102    1,979     22,827  SH          SOLE               20,977     0       1,850
VARIAN MED SYS INC     COMMON    92220P105    3,765     80,370  SH          SOLE               23,070     0      57,300
VERTEX PHARMACEUTICL   COMMON    92532F100  103,115  4,316,226  SH          SOLE            3,961,063     0     355,163
VOLCANO CORPORATION    COMMON    928645100    4,743    379,440  SH          SOLE              134,940     0     244,500
WYETH                  COMMON    983024100   12,251    293,366  SH          SOLE              130,816     0     162,550
ZYMOGENETICS INC       COMMON    98985T109   24,281  2,477,683  SH          SOLE            2,332,683     0     145,000

                                      - 4 -